ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Assets and liabilities classified as held for sale	The table below summarizes the provisional and final acquisition-date fair value of identifiable assets and liabilities assumed during the six months ended June 30, 2023 for ArcelorMittal Pecém and the AMDS acquisitions, respectively.

	ArcelorMittal Pecém	AMDS acquisitions
Current assets	3,126	25
Property, plant and equipment	2,040	75
Intangible assets	1	32
Other non-current assets	2	8
Total assets	5,169	140
Deferred tax liabilities	(3)	(14)
Other liabilities	(2,972)	(46)
Total liabilities	(2,975)	(60)
Net assets acquired	2,194	80
Consideration paid, net of cash acquired	2,194	152
Debt assumed	—	(15)
Goodwill	—	57